UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Target Index Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | September 30, 2023
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Target Index Funds | Semiannual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns For the 6 Months Ended September 30, 2023
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	-1.05%
Target 2010 Passive Composite Index	-0.92%
Fund Category: Morningstar Target-Date 2000-2010[1]	-1.07%
Performance Details	pages 5-6

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	-0.87%
Target 2015 Passive Composite Index	-0.73%
Fund Category: Morningstar Target-Date 2015[1]	-1.01%
Performance Details	pages 7-8

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	-0.75%
Target 2020 Passive Composite Index	-0.61%
Fund Category: Morningstar Target-Date 2020[1]	-0.96%
Performance Details	pages 9-10

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	-0.47%
Target 2025 Passive Composite Index	-0.30%
Fund Category: Morningstar Target-Date 2025[1]	-0.89%
Performance Details	pages 11-12

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	0.22%
Target 2030 Passive Composite Index	0.32%
Fund Category: Morningstar Target-Date 2030[1]	-0.43%
Performance Details	pages 13-14

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	0.64%
Target 2035 Passive Composite Index	0.77%
Fund Category: Morningstar Target-Date 2035[1]	0.13%
Performance Details	pages 15-16
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
Schwab Target Index Funds | Semiannual Report2

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 6 Months Ended September 30, 2023
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	0.97%
Target 2040 Passive Composite Index	1.14%
Fund Category: Morningstar Target-Date 2040[1]	0.74%
Performance Details	pages 17-18

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	1.29%
Target 2045 Passive Composite Index	1.43%
Fund Category: Morningstar Target-Date 2045[1]	1.12%
Performance Details	pages 19-20

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	1.47%
Target 2050 Passive Composite Index	1.58%
Fund Category: Morningstar Target-Date 2050[1]	1.30%
Performance Details	pages 21-22

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	1.52%
Target 2055 Passive Composite Index	1.68%
Fund Category: Morningstar Target-Date 2055[1]	1.33%
Performance Details	pages 23-24

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	1.58%
Target 2060 Passive Composite Index	1.77%
Fund Category: Morningstar Target-Date 2060[1]	1.38%
Performance Details	pages 25-26

Schwab Target 2065 Index Fund (Ticker Symbol: SWYOX)	1.64%
Target 2065 Passive Composite Index	1.82%
Fund Category: Morningstar Target-Date 2065+[1]	1.58%
Performance Details	pages 27-28
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
1
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3Schwab Target Index Funds | Semiannual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson
Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as
BlackRock).

Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles
Schwab & Co., Inc.

Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment
Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at
State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds | Semiannual Report4

Schwab Target 2010 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	-1.05%	8.02%	3.09%	3.70%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2010 Passive Composite Index	-0.92%	8.11%	3.15%	3.78%
Fund Category: Morningstar Target-Date 2000-2010[3]	-1.07%	7.45%	2.86%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
5Schwab Target Index Funds | Semiannual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	13% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report6

Schwab Target 2015 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	-0.87%	8.78%	3.25%	3.90%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2015 Passive Composite Index	-0.73%	8.81%	3.35%	4.01%
Fund Category: Morningstar Target-Date 2015[3]	-1.01%	8.40%	3.10%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
7Schwab Target Index Funds | Semiannual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	12% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report8

Schwab Target 2020 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	-0.75%	9.23%	3.37%	4.41%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2020 Passive Composite Index	-0.61%	9.28%	3.43%	4.48%
Fund Category: Morningstar Target-Date 2020[3]	-0.96%	9.05%	3.23%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
9Schwab Target Index Funds | Semiannual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report10

Schwab Target 2025 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	-0.47%	10.86%	4.04%	5.36%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2025 Passive Composite Index	-0.30%	10.91%	4.13%	5.46%
Fund Category: Morningstar Target-Date 2025[3]	-0.89%	9.84%	3.50%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
11Schwab Target Index Funds | Semiannual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	9
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report12

Schwab Target 2030 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	0.22%	13.14%	4.69%	6.17%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2030 Passive Composite Index	0.32%	13.14%	4.73%	6.24%
Fund Category: Morningstar Target-Date 2030[3]	-0.43%	11.52%	4.10%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
13Schwab Target Index Funds | Semiannual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	9
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report14

Schwab Target 2035 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	0.64%	14.69%	5.09%	6.75%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2035 Passive Composite Index	0.77%	14.78%	5.16%	6.83%
Fund Category: Morningstar Target-Date 2035[3]	0.13%	13.68%	4.68%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
15Schwab Target Index Funds | Semiannual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report16

Schwab Target 2040 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	0.97%	15.97%	5.41%	7.25%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2040 Passive Composite Index	1.14%	16.12%	5.49%	7.34%
Fund Category: Morningstar Target-Date 2040[3]	0.74%	15.44%	5.16%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
17Schwab Target Index Funds | Semiannual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report18

Schwab Target 2045 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	1.29%	17.16%	5.72%	7.64%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2045 Passive Composite Index	1.43%	17.20%	5.80%	7.73%
Fund Category: Morningstar Target-Date 2045[3]	1.12%	16.84%	5.52%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
19Schwab Target Index Funds | Semiannual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	8
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report20

Schwab Target 2050 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	1.47%	17.81%	5.88%	7.84%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2050 Passive Composite Index	1.58%	17.82%	5.96%	7.94%
Fund Category: Morningstar Target-Date 2050[3]	1.30%	17.47%	5.61%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
21Schwab Target Index Funds | Semiannual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	7
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report22

Schwab Target 2055 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	1.52%	18.10%	5.97%	8.01%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2055 Passive Composite Index	1.68%	18.18%	6.06%	8.11%
Fund Category: Morningstar Target-Date 2055[3]	1.33%	17.68%	5.67%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
23Schwab Target Index Funds | Semiannual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	7
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,5,6

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
Less than 0.05%.
5
This list is not a recommendation of any security by the investment adviser.
6
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report24

Schwab Target 2060 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	1.58%	18.47%	6.09%	8.11%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	9.01%	11.40%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	0.10%	-0.09%
Target 2060 Passive Composite Index	1.77%	18.52%	6.17%	8.22%
Fund Category: Morningstar Target-Date 2060[3]	1.38%	17.81%	5.71%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
25Schwab Target Index Funds | Semiannual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	6
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report26

Schwab Target 2065 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2065 Index Fund (2/25/21)	1.64%	18.63%	0.89%
Dow Jones U.S. Total Stock Market IndexSM	4.83%	20.49%	3.80%
Bloomberg US Aggregate Bond Index	-4.05%	0.64%	-5.15%
Target 2065 Passive Composite Index	1.82%	18.67%	0.80%
Fund Category: Morningstar Target-Date 2065+[2]	1.58%	18.36%	N/A
Fund Expense Ratios[3]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
3
As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
27Schwab Target Index Funds | Semiannual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of September 30, 2023

Statistics
Number of Holdings	6
Portfolio Turnover Rate	5% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets3,4,5

Portfolio holdings may have changed since the report date.
1
Not annualized.
2
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
4
This list is not a recommendation of any security by the investment adviser.
5
The holdings listed exclude any temporary liquidity investments.
Schwab Target Index Funds | Semiannual Report28

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning April 1, 2023 and held through September 30, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 4/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 9/30/23[2]	EXPENSES PAID DURING PERIOD 4/1/23-9/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 4/1/23-9/30/23[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$989.50	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$991.30	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$992.50	$0.20	$0.40
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.80	$0.20	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$995.30	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,002.20	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,006.40	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,009.70	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,012.90	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,014.70	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,015.20	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,015.80	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.85	$0.15	$0.40
29Schwab Target Index Funds | Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 4/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 9/30/23[2]	EXPENSES PAID DURING PERIOD 4/1/23-9/30/23[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 4/1/23-9/30/23[4,5]
Schwab Target 2065 Index Fund
Actual Return	0.02%	0.08%	$1,000.00	$1,016.40	$0.10	$0.40
Hypothetical 5% Return	0.02%	0.08%	$1,000.00	$1,024.90	$0.10	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days in the period, and divided by the 366 days in the fiscal year.

Schwab Target Index Funds | Semiannual Report30

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$11.45	$12.37	$12.49	$10.70	$10.88	$10.59
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.28	0.25	0.22	0.27	0.27
Net realized and unrealized gains (losses)	(0.28)	(0.90)	(0.04)	1.82	(0.19)	0.23
Total from investment operations	(0.12)	(0.62)	0.21	2.04	0.08	0.50
Less distributions:
Distributions from net investment income	—	(0.27)	(0.25)	(0.21)	(0.25)	(0.20)
Distributions from net realized gains	—	(0.03)	(0.08)	(0.04)	(0.01)	(0.01)
Total distributions	—	(0.30)	(0.33)	(0.25)	(0.26)	(0.21)
Net asset value at end of period	$11.33	$11.45	$12.37	$12.49	$10.70	$10.88
Total return	(1.05%)[2]	(4.96%)	1.55%	19.04%	0.58%	4.81%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.03%[4]	0.04%[5]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[3]	0.08%[4]	0.08%[5]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.83%[4]	2.49%	1.90%	1.83%	2.43%	2.53%
Portfolio turnover rate	13%[2]	15%	27%	21%	19%	30%
Net assets, end of period (x 1,000)	$42,473	$44,032	$55,048	$55,137	$35,614	$25,391

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
31Schwab Target Index Funds | Semiannual Report

Schwab Target 2010 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 26.1%
Large-Cap 24.7%
Schwab U.S. Large-Cap ETF	$10,875,269	$1,149,124	($2,021,006 )	$260,966	$234,540	$10,498,893	207,488	$81,369
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	629,914	144,687	(163,028)	2,241	(6,970)	606,844	14,651	4,525
						11,105,737

International Stocks 7.9%
Developed Markets 7.9%
Schwab International Equity ETF	3,452,021	458,468	(471,621)	27,635	(107,180)	3,359,323	98,920	39,665

Real Estate 2.5%
U.S. REITs 2.5%
Schwab U.S. REIT ETF	1,135,505	145,048	(100,500)	(25,212)	(77,167)	1,077,674	60,714	19,527

Fixed Income 58.9%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	2,801,176	383,013	(317,118)	(50,444)	(116,169)	2,700,458	53,485	51,810
Intermediate-Term Bond 45.7%
Schwab U.S. Aggregate Bond ETF	20,081,514	2,791,044	(2,289,226)	(432,038)	(745,912)	19,405,382	438,738	323,424
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	2,988,583	429,992	(469,083)	(23,036)	(31,410)	2,895,046	60,452	56,795
						25,000,886

Money Market Funds 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	1,733,920	45,399	—	—	352	1,779,671	1,779,138	45,595
Total Affiliated Underlying Funds (Cost $40,522,732)	$43,697,902	$5,546,775	($5,831,582 )	($239,888 )	($849,916 )	$42,323,291		$622,710
Total Investments in Securities (Cost $40,522,732)						$42,323,291

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report32

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $40,522,732)		$42,323,291
Receivables:
Investments sold		497,120
Dividends		4,456
Fund shares sold	+	3,838
Total assets		42,828,705

Liabilities
Payables:
Investments bought		177,896
Due to custodian		98,232
Fund shares redeemed		78,463
Investment adviser fees	+	872
Total liabilities		355,463
Net assets		$42,473,242

Net Assets by Source
Capital received from investors		$41,537,312
Total distributable earnings	+	935,930
Net assets		$42,473,242

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$42,473,242		3,747,893		$11.33

See financial notes
33Schwab Target Index Funds | Semiannual Report

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$622,710
Interest received from securities - unaffiliated	+	3,121
Total investment income		625,831

Expenses
Investment adviser fees		17,420
Total expenses		17,420
Expense reduction	–	10,803
Net expenses	–	6,617
Net investment income		619,214

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(239,888)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(849,916)
Net realized and unrealized losses		(1,089,804)
Decrease in net assets resulting from operations		($470,590 )
See financial notes
Schwab Target Index Funds | Semiannual Report34

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$619,214	$1,169,464
Net realized losses		(239,888)	(846,498)
Net change in unrealized appreciation (depreciation)	+	(849,916)	(3,290,323)
Decrease in net assets from operations		($470,590 )	($2,967,357 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,129,436 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		469,887	$5,461,923	523,269	$6,009,667
Shares reinvested		—	—	92,142	1,013,558
Shares redeemed	+	(567,408)	(6,549,713)	(1,221,052)	(13,943,038)
Net transactions in fund shares		(97,521)	($1,087,790 )	(605,641)	($6,919,813 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,845,414	$44,031,622	4,451,055	$55,048,228
Total decrease	+	(97,521)	(1,558,380)	(605,641)	(11,016,606)
End of period		3,747,893	$42,473,242	3,845,414	$44,031,622
See financial notes
35Schwab Target Index Funds | Semiannual Report

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$11.54	$12.48	$12.58	$10.68	$10.92	$10.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.28	0.25	0.22	0.28	0.27
Net realized and unrealized gains (losses)	(0.26)	(0.94)	0.01 [2]	1.97	(0.26)	0.22
Total from investment operations	(0.10)	(0.66)	0.26	2.19	0.02	0.49
Less distributions:
Distributions from net investment income	—	(0.26)	(0.25)	(0.22)	(0.25)	(0.17)
Distributions from net realized gains	—	(0.02)	(0.11)	(0.07)	(0.01)	(0.01)
Total distributions	—	(0.28)	(0.36)	(0.29)	(0.26)	(0.18)
Net asset value at end of period	$11.44	$11.54	$12.48	$12.58	$10.68	$10.92
Total return	(0.87%)[3]	(5.13%)	1.92%	20.52%	(0.02%)	4.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.03%	0.04%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.76%[5]	2.48%	1.91%	1.85%	2.45%	2.54%
Portfolio turnover rate	12%[3]	18%	23%	30%	24%	29%
Net assets, end of period (x 1,000)	$56,140	$57,305	$75,362	$73,384	$57,790	$45,688

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Report36

Schwab Target 2015 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 28.5%
Large-Cap 26.9%
Schwab U.S. Large-Cap ETF	$15,417,792	$1,719,197	($2,742,164 )	$538,695	$172,098	$15,105,618	298,530	$114,821
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	931,475	119,814	(154,944)	10,998	(17,186)	890,157	21,491	6,649
						15,995,775

International Stocks 9.0%
Developed Markets 9.0%
Schwab International Equity ETF	5,152,627	831,954	(801,323)	27,042	(149,717)	5,060,583	149,016	58,845

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	1,632,521	372,644	(266,790)	(31,646)	(116,010)	1,590,719	89,618	28,055

Fixed Income 55.5%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	3,414,689	376,746	(234,686)	(21,182)	(183,940)	3,351,627	66,382	63,409
Intermediate-Term Bond 43.1%
Schwab U.S. Aggregate Bond ETF	24,724,056	3,257,596	(2,314,631)	(393,653)	(1,058,327)	24,215,041	547,480	397,994
Treasury Bond 6.4%
Schwab Short-Term U.S. Treasury ETF	3,643,393	493,155	(494,519)	(19,500)	(47,397)	3,575,132	74,653	69,207
						31,141,800

Money Market Funds 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	2,041,417	53,451	—	—	414	2,095,282	2,094,653	53,681
Total Affiliated Underlying Funds (Cost $52,293,407)	$56,957,970	$7,224,557	($7,009,057 )	$110,754	($1,400,065 )	$55,884,159		$792,661
Total Investments in Securities (Cost $52,293,407)						$55,884,159

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
37Schwab Target Index Funds | Semiannual Report

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $52,293,407)		$55,884,159
Cash		330,261
Receivables:
Investments sold		340,928
Fund shares sold		19,110
Dividends	+	5,247
Total assets		56,579,705

Liabilities
Payables:
Investments bought		364,010
Fund shares redeemed		75,572
Investment adviser fees	+	554
Total liabilities		440,136
Net assets		$56,139,569

Net Assets by Source
Capital received from investors		$53,360,086
Total distributable earnings	+	2,779,483
Net assets		$56,139,569

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$56,139,569		4,905,399		$11.44

See financial notes
Schwab Target Index Funds | Semiannual Report38

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$792,661
Interest received from securities - unaffiliated	+	3,860
Total investment income		796,521

Expenses
Investment adviser fees		22,695
Total expenses		22,695
Expense reduction	–	14,333
Net expenses	–	8,362
Net investment income		788,159

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		110,754
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(1,400,065)
Net realized and unrealized losses		(1,289,311)
Decrease in net assets resulting from operations		($501,152 )
See financial notes
39Schwab Target Index Funds | Semiannual Report

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$788,159	$1,539,070
Net realized gains (losses)		110,754	(1,203,066)
Net change in unrealized appreciation (depreciation)	+	(1,400,065)	(4,382,765)
Decrease in net assets from operations		($501,152 )	($4,046,761 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,498,773 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		602,305	$7,082,398	779,418	$8,911,545
Shares reinvested		—	—	126,993	1,405,807
Shares redeemed	+	(662,266)	(7,746,913)	(1,981,817)	(22,829,003)
Net transactions in fund shares		(59,961)	($664,515 )	(1,075,406)	($12,511,651 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,965,360	$57,305,236	6,040,766	$75,362,421
Total decrease	+	(59,961)	(1,165,667)	(1,075,406)	(18,057,185)
End of period		4,905,399	$56,139,569	4,965,360	$57,305,236
See financial notes
Schwab Target Index Funds | Semiannual Report40

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$12.04	$13.01	$13.05	$10.93	$11.18	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.29	0.26	0.23	0.29	0.27
Net realized and unrealized gains (losses)	(0.25)	(0.98)	0.03	2.12	(0.29)	0.22
Total from investment operations	(0.09)	(0.69)	0.29	2.35	0.00 [2]	0.49
Less distributions:
Distributions from net investment income	—	(0.25)	(0.26)	(0.21)	(0.25)	(0.23)
Distributions from net realized gains	—	(0.03)	(0.07)	(0.02)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.28)	(0.33)	(0.23)	(0.25)	(0.23)
Net asset value at end of period	$11.95	$12.04	$13.01	$13.05	$10.93	$11.18
Total return	(0.75%)[3]	(5.17%)	2.13%	21.51%	(0.17%)	4.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%[5]	0.04%[6]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.70%[5]	2.45%	1.92%	1.86%	2.46%	2.48%
Portfolio turnover rate	8%[3]	18%	18%	13%	22%	13%
Net assets, end of period (x 1,000)	$240,181	$249,838	$286,650	$277,678	$172,353	$129,760

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
41Schwab Target Index Funds | Semiannual Report

Schwab Target 2020 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 30.0%
Large-Cap 28.2%
Schwab U.S. Large-Cap ETF	$70,611,203	$3,670,342	($9,801,497 )	$1,255,293	$2,110,505	$67,845,846	1,340,827	$520,245
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	4,385,543	559,548	(710,339)	22,664	(51,877)	4,205,539	101,534	31,202
						72,051,385

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Equity ETF	24,746,384	2,619,288	(2,956,293)	106,325	(650,178)	23,865,526	702,754	278,072

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	7,573,780	785,706	(439,876)	(105,773)	(567,577)	7,246,260	408,240	128,703

Fixed Income 53.3%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	14,247,608	1,045,983	(709,159)	(137,259)	(714,852)	13,732,321	271,981	264,746
Intermediate-Term Bond 41.5%
Schwab U.S. Aggregate Bond ETF	103,698,496	8,573,458	(6,474,759)	(1,475,075)	(4,592,095)	99,730,025	2,254,805	1,672,979
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	14,934,326	1,371,649	(1,556,670)	(81,624)	(195,563)	14,472,118	302,195	285,784
						127,934,464

Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	7,071,391	1,300,390	—	—	1,547	8,373,328	8,370,817	203,982
Total Affiliated Underlying Funds (Cost $228,024,401)	$247,268,731	$19,926,364	($22,648,593 )	($415,449 )	($4,660,090 )	$239,470,963		$3,385,713
Total Investments in Securities (Cost $228,024,401)						$239,470,963

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report42

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $228,024,401)		$239,470,963
Cash		841,123
Receivables:
Investments sold		1,707,773
Fund shares sold		37,870
Dividends	+	20,967
Total assets		242,078,696

Liabilities
Payables:
Investments bought		1,469,692
Fund shares redeemed		420,312
Investment adviser fees	+	7,356
Total liabilities		1,897,360
Net assets		$240,181,336

Net Assets by Source
Capital received from investors		$231,561,285
Total distributable earnings	+	8,620,051
Net assets		$240,181,336

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$240,181,336		20,094,323		$11.95

See financial notes
43Schwab Target Index Funds | Semiannual Report

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$3,385,713
Interest received from securities - unaffiliated	+	28,487
Total investment income		3,414,200

Expenses
Investment adviser fees		99,179
Total expenses		99,179
Expense reduction	–	54,999
Net expenses	–	44,180
Net investment income		3,370,020

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(415,449)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(4,660,090)
Net realized and unrealized losses		(5,075,539)
Decrease in net assets resulting from operations		($1,705,519 )
See financial notes
Schwab Target Index Funds | Semiannual Report44

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$3,370,020	$6,284,130
Net realized losses		(415,449)	(5,095,060)
Net change in unrealized appreciation (depreciation)	+	(4,660,090)	(16,767,788)
Decrease in net assets from operations		($1,705,519 )	($15,578,718 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($6,020,477 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,677,791	$20,534,458	3,928,458	$47,307,076
Shares reinvested		—	—	487,538	5,626,189
Shares redeemed	+	(2,334,155)	(28,485,242)	(5,697,110)	(68,146,747)
Net transactions in fund shares		(656,364)	($7,950,784 )	(1,281,114)	($15,213,482 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,750,687	$249,837,639	22,031,801	$286,650,316
Total decrease	+	(656,364)	(9,656,303)	(1,281,114)	(36,812,677)
End of period		20,094,323	$240,181,336	20,750,687	$249,837,639
See financial notes
45Schwab Target Index Funds | Semiannual Report

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$12.89	$13.98	$13.83	$10.92	$11.46	$11.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.30	0.27	0.25	0.30	0.28
Net realized and unrealized gains (losses)	(0.23)	(1.11)	0.16	2.90	(0.61)	0.23
Total from investment operations	(0.06)	(0.81)	0.43	3.15	(0.31)	0.51
Less distributions:
Distributions from net investment income	—	(0.28)	(0.26)	(0.23)	(0.23)	(0.23)
Distributions from net realized gains	—	—	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.28)	(0.28)	(0.24)	(0.23)	(0.23)
Net asset value at end of period	$12.83	$12.89	$13.98	$13.83	$10.92	$11.46
Total return	(0.47%)[3]	(5.67%)	3.02%	28.91%	(2.89%)	4.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.56%[5]	2.34%	1.90%	1.90%	2.50%	2.46%
Portfolio turnover rate	6%[3]	18%	12%	15%	19%	13%
Net assets, end of period (x 1,000)	$487,152	$477,437	$518,480	$443,433	$264,880	$154,328

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Report46

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 33.9%
Large-Cap 31.8%
Schwab U.S. Large-Cap ETF	$152,005,434	$11,102,498	($15,368,166 )	$1,229,163	$5,865,604	$154,834,533	3,059,971	$1,166,111
Small-Cap 2.1%
Schwab U.S. Small-Cap ETF	10,322,034	1,047,096	(779,903)	47,857	(144,073)	10,493,011	253,332	76,043
						165,327,544

International Stocks 13.0%
Developed Markets 11.9%
Schwab International Equity ETF	56,820,605	6,904,135	(4,228,076)	72,683	(1,476,828)	58,092,519	1,710,616	656,919
Emerging Markets 1.1%
Schwab Emerging Markets Equity ETF	5,419,999	491,174	(321,789)	(3,670)	(118,967)	5,466,747	228,352	29,379
						63,559,266

Real Estate 3.6%
U.S. REITs 3.6%
Schwab U.S. REIT ETF	17,045,574	2,748,810	(897,751)	(213,602)	(1,392,170)	17,290,861	974,133	300,811

Fixed Income 46.2%
Inflation-Protected Bond 3.9%
Schwab U.S. TIPS ETF	18,689,143	1,927,967	(524,151)	(119,028)	(1,034,324)	18,939,607	375,116	354,605
Intermediate-Term Bond 38.0%
Schwab U.S. Aggregate Bond ETF	181,560,370	22,427,482	(7,824,280)	(1,830,107)	(9,218,530)	185,114,935	4,185,280	3,001,206
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	20,393,244	2,095,321	(1,234,252)	(85,546)	(298,401)	20,870,366	435,798	398,228
						224,924,908

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	10,991,065	1,808,561	—	—	2,384	12,802,010	12,798,171	313,611
Total Affiliated Underlying Funds (Cost $459,572,780)	$473,247,468	$50,553,044	($31,178,368 )	($902,250 )	($7,815,305 )	$483,904,589		$6,296,913
Total Investments in Securities (Cost $459,572,780)						$483,904,589

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
47Schwab Target Index Funds | Semiannual Report

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited) (continued)

At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report48

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $459,572,780)		$483,904,589
Cash		4,687,761
Receivables:
Investments sold		2,291,218
Fund shares sold		150,569
Dividends	+	32,057
Total assets		491,066,194

Liabilities
Payables:
Investments bought		3,794,434
Fund shares redeemed		105,514
Investment adviser fees	+	14,265
Total liabilities		3,914,213
Net assets		$487,151,981

Net Assets by Source
Capital received from investors		$469,162,227
Total distributable earnings	+	17,989,754
Net assets		$487,151,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$487,151,981		37,957,475		$12.83

See financial notes
49Schwab Target Index Funds | Semiannual Report

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$6,296,913
Interest received from securities - unaffiliated	+	57,239
Total investment income		6,354,152

Expenses
Investment adviser fees		195,129
Total expenses		195,129
Expense reduction	–	110,073
Net expenses	–	85,056
Net investment income		6,269,096

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(902,250)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(7,815,305)
Net realized and unrealized losses		(8,717,555)
Decrease in net assets resulting from operations		($2,448,459 )
See financial notes
Schwab Target Index Funds | Semiannual Report50

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$6,269,096	$11,091,674
Net realized losses		(902,250)	(8,542,452)
Net change in unrealized appreciation (depreciation)	+	(7,815,305)	(32,454,052)
Decrease in net assets from operations		($2,448,459 )	($29,904,830 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($10,489,514 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,002,226	$65,715,609	8,390,855	$107,504,791
Shares reinvested		—	—	813,000	10,008,029
Shares redeemed	+	(4,086,243)	(53,552,093)	(9,262,234)	(118,162,006)
Net transactions in fund shares		915,983	$12,163,516	(58,379)	($649,186 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,041,492	$477,436,924	37,099,871	$518,480,454
Total increase (decrease)	+	915,983	9,715,057	(58,379)	(41,043,530)
End of period		37,957,475	$487,151,981	37,041,492	$477,436,924
See financial notes
51Schwab Target Index Funds | Semiannual Report

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$13.53	$14.73	$14.41	$10.86	$11.65	$11.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.30	0.29	0.26	0.31	0.28
Net realized and unrealized gains (losses)	(0.13)	(1.23)	0.32	3.53	(0.86)	0.24
Total from investment operations	0.03	(0.93)	0.61	3.79	(0.55)	0.52
Less distributions:
Distributions from net investment income	—	(0.27)	(0.27)	(0.24)	(0.24)	(0.24)
Distributions from net realized gains	—	—	(0.02)	(0.00)[2]	(0.00)[2]	—
Total distributions	—	(0.27)	(0.29)	(0.24)	(0.24)	(0.24)
Net asset value at end of period	$13.56	$13.53	$14.73	$14.41	$10.86	$11.65
Total return	0.22%[3]	(6.19%)	4.11%	34.98%	(4.99%)	4.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.33%[5]	2.23%	1.88%	1.94%	2.53%	2.46%
Portfolio turnover rate	4%[3]	14%	9%	13%	13%	8%
Net assets, end of period (x 1,000)	$852,513	$805,556	$802,660	$622,076	$352,969	$201,250

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Report52

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 41.5%
Large-Cap 38.5%
Schwab U.S. Large-Cap ETF	$310,299,790	$22,962,568	($19,550,893 )	($85,922 )	$14,440,164	$328,065,707	6,483,512	$2,438,968
Small-Cap 3.0%
Schwab U.S. Small-Cap ETF	24,281,579	3,901,061	(2,310,713)	(211,419)	(36,066)	25,624,442	618,649	184,269
						353,690,149

International Stocks 17.6%
Developed Markets 15.3%
Schwab International Equity ETF	122,994,893	14,983,968	(4,202,116)	(180,676)	(3,093,324)	130,502,745	3,842,837	1,440,181
Emerging Markets 2.3%
Schwab Emerging Markets Equity ETF	18,308,667	2,795,346	(1,243,456)	(135,004)	(292,354)	19,433,199	811,746	102,140
						149,935,944

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	36,139,721	5,410,265	—	—	(3,501,778)	38,048,208	2,143,561	649,713

Fixed Income 33.9%
Inflation-Protected Bond 1.3%
Schwab U.S. TIPS ETF	10,449,929	1,159,369	—	—	(649,686)	10,959,612	217,065	200,013
Intermediate-Term Bond 30.7%
Schwab U.S. Aggregate Bond ETF	247,065,354	35,562,100	(5,747,368)	(1,454,267)	(13,967,870)	261,457,949	5,911,326	4,160,842
Treasury Bond 1.9%
Schwab Short-Term U.S. Treasury ETF	15,829,720	1,788,445	(576,644)	(42,486)	(260,379)	16,738,656	349,523	314,342
						289,156,217

Money Market Funds 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	11,766,812	4,059,351	—	—	2,764	15,828,927	15,824,180	370,075
Total Affiliated Underlying Funds (Cost $801,570,189)	$797,136,465	$92,622,473	($33,631,190 )	($2,109,774 )	($7,358,529 )	$846,659,445		$9,860,543
Total Investments in Securities (Cost $801,570,189)						$846,659,445

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
53Schwab Target Index Funds | Semiannual Report

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited) (continued)

At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report54

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $801,570,189)		$846,659,445
Cash		6,859,026
Receivables:
Investments sold		3,501,630
Fund shares sold		1,864,443
Dividends	+	39,636
Total assets		858,924,180

Liabilities
Payables:
Investments bought		6,263,039
Fund shares redeemed		123,131
Investment adviser fees	+	24,736
Total liabilities		6,410,906
Net assets		$852,513,274

Net Assets by Source
Capital received from investors		$816,760,483
Total distributable earnings	+	35,752,791
Net assets		$852,513,274

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$852,513,274		62,880,582		$13.56

See financial notes
55Schwab Target Index Funds | Semiannual Report

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$9,860,543
Interest received from securities - unaffiliated	+	101,786
Total investment income		9,962,329

Expenses
Investment adviser fees		335,442
Total expenses		335,442
Expense reduction	–	192,019
Net expenses	–	143,423
Net investment income		9,818,906

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(2,109,774)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(7,358,529)
Net realized and unrealized losses		(9,468,303)
Increase in net assets resulting from operations		$350,603
See financial notes
Schwab Target Index Funds | Semiannual Report56

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$9,818,906	$16,940,185
Net realized losses		(2,109,774)	(13,779,545)
Net change in unrealized appreciation (depreciation)	+	(7,358,529)	(51,481,169)
Increase (decrease) in net assets resulting from operations		$350,603	($48,320,529 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($15,856,833 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,542,860	$118,387,724	14,406,249	$192,423,626
Shares reinvested		—	—	1,190,037	15,315,776
Shares redeemed	+	(5,189,168)	(71,780,694)	(10,565,240)	(140,666,686)
Net transactions in fund shares		3,353,692	$46,607,030	5,031,046	$67,072,716

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,526,890	$805,555,641	54,495,844	$802,660,287
Total increase	+	3,353,692	46,957,633	5,031,046	2,895,354
End of period		62,880,582	$852,513,274	59,526,890	$805,555,641
See financial notes
57Schwab Target Index Funds | Semiannual Report

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$14.02	$15.31	$14.86	$10.81	$11.82	$11.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.30	0.30	0.26	0.31	0.29
Net realized and unrealized gains (losses)	(0.07)	(1.32)	0.44	4.04	(1.06)	0.22
Total from investment operations	0.09	(1.02)	0.74	4.30	(0.75)	0.51
Less distributions:
Distributions from net investment income	—	(0.27)	(0.28)	(0.24)	(0.26)	(0.22)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.27)	(0.29)	(0.25)	(0.26)	(0.22)
Net asset value at end of period	$14.11	$14.02	$15.31	$14.86	$10.81	$11.82
Total return	0.64%[3]	(6.59%)	4.88%	39.84%	(6.72%)	4.68%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.18%[5]	2.16%	1.88%	1.93%	2.53%	2.49%
Portfolio turnover rate	4%[3]	13%	12%	12%	12%	6%
Net assets, end of period (x 1,000)	$585,953	$523,537	$488,322	$372,100	$196,194	$126,200

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Report58

Schwab Target 2035 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 46.8%
Large-Cap 43.0%
Schwab U.S. Large-Cap ETF	$225,386,787	$27,753,129	($11,294,620 )	($247,928 )	$10,501,142	$252,098,510	4,982,184	$1,847,909
Small-Cap 3.8%
Schwab U.S. Small-Cap ETF	19,928,155	4,103,049	(1,534,871)	(104,747)	(146,022)	22,245,564	537,073	158,070
						274,344,074

International Stocks 21.2%
Developed Markets 17.9%
Schwab International Equity ETF	93,527,714	16,183,575	(2,114,016)	(136,068)	(2,608,109)	104,853,096	3,087,547	1,127,544
Emerging Markets 3.3%
Schwab Emerging Markets Equity ETF	17,165,962	3,436,083	(743,237)	(88,459)	(348,378)	19,421,971	811,277	97,232
						124,275,067

Real Estate 5.1%
U.S. REITs 5.1%
Schwab U.S. REIT ETF	27,039,246	5,831,431	—	—	(2,754,625)	30,116,052	1,696,679	506,678

Fixed Income 25.0%
Intermediate-Term Bond 24.0%
Schwab U.S. Aggregate Bond ETF	125,605,418	26,881,186	(3,716,237)	(928,408)	(7,220,856)	140,621,103	3,179,315	2,175,805
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	4,864,168	1,128,586	(351,933)	(24,980)	(70,227)	5,545,614	115,799	100,034
						146,166,717

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	3,573,719	3,844,830	—	—	1,101	7,419,650	7,417,425	154,628
Total Affiliated Underlying Funds (Cost $545,597,400)	$517,091,169	$89,161,869	($19,754,914 )	($1,530,590 )	($2,645,974 )	$582,321,560		$6,167,900
Total Investments in Securities (Cost $545,597,400)						$582,321,560

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
59Schwab Target Index Funds | Semiannual Report

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $545,597,400)		$582,321,560
Cash		5,282,223
Receivables:
Investments sold		2,392,360
Fund shares sold		417,817
Dividends	+	18,579
Total assets		590,432,539

Liabilities
Payables:
Investments bought		4,410,312
Fund shares redeemed		56,111
Investment adviser fees	+	12,901
Total liabilities		4,479,324
Net assets		$585,953,215

Net Assets by Source
Capital received from investors		$555,228,074
Total distributable earnings	+	30,725,141
Net assets		$585,953,215

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$585,953,215		41,527,514		$14.11

See financial notes
Schwab Target Index Funds | Semiannual Report60

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$6,167,900
Interest received from securities - unaffiliated	+	76,417
Total investment income		6,244,317

Expenses
Investment adviser fees		225,213
Total expenses		225,213
Expense reduction	–	138,506
Net expenses	–	86,707
Net investment income		6,157,610

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,530,590)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(2,645,974)
Net realized and unrealized losses		(4,176,564)
Increase in net assets resulting from operations		$1,981,046
See financial notes
61Schwab Target Index Funds | Semiannual Report

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$6,157,610	$10,221,948
Net realized losses		(1,530,590)	(8,853,162)
Net change in unrealized appreciation (depreciation)	+	(2,645,974)	(31,694,793)
Increase (decrease) in net assets resulting from operations		$1,981,046	($30,326,007 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($9,490,510 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,719,494	$96,952,394	10,313,847	$142,154,893
Shares reinvested		—	—	692,849	9,214,883
Shares redeemed	+	(2,529,046)	(36,516,926)	(5,569,167)	(76,338,740)
Net transactions in fund shares		4,190,448	$60,435,468	5,437,529	$75,031,036

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,337,066	$523,536,701	31,899,537	$488,322,182
Total increase	+	4,190,448	62,416,514	5,437,529	35,214,519
End of period		41,527,514	$585,953,215	37,337,066	$523,536,701
See financial notes
Schwab Target Index Funds | Semiannual Report62

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$14.41	$15.80	$15.24	$10.76	$11.95	$11.69
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.30	0.31	0.26	0.32	0.29
Net realized and unrealized gains (losses)	(0.01)	(1.41)	0.55	4.48	(1.26)	0.21
Total from investment operations	0.14	(1.11)	0.86	4.74	(0.94)	0.50
Less distributions:
Distributions from net investment income	—	(0.28)	(0.29)	(0.25)	(0.25)	(0.24)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]	—
Total distributions	—	(0.28)	(0.30)	(0.26)	(0.25)	(0.24)
Net asset value at end of period	$14.55	$14.41	$15.80	$15.24	$10.76	$11.95
Total return	0.97%[3]	(6.96%)	5.53%	44.07%	(8.20%)	4.49%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.04%	0.04%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	2.05%[5]	2.13%	1.90%	1.93%	2.54%	2.48%
Portfolio turnover rate	4%[3]	12%	9%	9%	7%	2%
Net assets, end of period (x 1,000)	$731,903	$659,892	$631,308	$473,638	$249,144	$143,404

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.04%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
63Schwab Target Index Funds | Semiannual Report

Schwab Target 2040 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 51.0%
Large-Cap 46.4%
Schwab U.S. Large-Cap ETF	$306,080,571	$33,703,661	($14,221,215 )	($537,297 )	$14,242,574	$339,268,294	6,704,907	$2,486,609
Small-Cap 4.6%
Schwab U.S. Small-Cap ETF	30,718,715	5,633,797	(1,960,035)	(262,583)	(144,701)	33,985,193	820,502	241,197
						373,253,487

International Stocks 24.3%
Developed Markets 20.0%
Schwab International Equity ETF	131,714,207	22,243,828	(3,509,608)	(311,400)	(3,600,510)	146,536,517	4,314,974	1,566,697
Emerging Markets 4.3%
Schwab Emerging Markets Equity ETF	28,026,679	5,194,953	(1,329,839)	(279,783)	(444,667)	31,167,343	1,301,894	157,304
						177,703,860

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	37,711,050	7,769,258	—	—	(3,853,736)	41,626,572	2,345,159	701,157

Fixed Income 17.7%
Intermediate-Term Bond 17.2%
Schwab U.S. Aggregate Bond ETF	113,393,854	23,100,550	(3,613,536)	(903,810)	(6,407,513)	125,569,545	2,839,013	1,950,108
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,369,389	717,310	(241,805)	(14,129)	(49,802)	3,780,963	78,951	69,140
						129,350,508

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	2,425,402	3,611,993	—	—	847	6,038,242	6,036,431	121,153
Total Affiliated Underlying Funds (Cost $674,741,143)	$653,439,867	$101,975,350	($24,876,038 )	($2,309,002 )	($257,508 )	$727,972,669		$7,293,365
Total Investments in Securities (Cost $674,741,143)						$727,972,669

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report64

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $674,741,143)		$727,972,669
Cash		5,098,165
Receivables:
Investments sold		3,448,279
Fund shares sold		700,405
Dividends	+	15,120
Total assets		737,234,638

Liabilities
Payables:
Investments bought		4,802,398
Fund shares redeemed		509,818
Investment adviser fees	+	19,594
Total liabilities		5,331,810
Net assets		$731,902,828

Net Assets by Source
Capital received from investors		$685,639,304
Total distributable earnings	+	46,263,524
Net assets		$731,902,828

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$731,902,828		50,287,557		$14.55

See financial notes
65Schwab Target Index Funds | Semiannual Report

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$7,293,365
Interest received from securities - unaffiliated	+	84,496
Total investment income		7,377,861

Expenses
Investment adviser fees		282,279
Total expenses		282,279
Expense reduction	–	172,479
Net expenses	–	109,800
Net investment income		7,268,061

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(2,309,002)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(257,508)
Net realized and unrealized losses		(2,566,510)
Increase in net assets resulting from operations		$4,701,551
See financial notes
Schwab Target Index Funds | Semiannual Report66

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$7,268,061	$13,005,719
Net realized losses		(2,309,002)	(10,374,953)
Net change in unrealized appreciation (depreciation)	+	(257,508)	(44,350,470)
Increase (decrease) in net assets resulting from operations		$4,701,551	($41,719,704 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($12,175,890 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,277,118	$108,574,708	11,739,938	$166,584,592
Shares reinvested		—	—	873,881	11,910,999
Shares redeemed	+	(2,777,940)	(41,265,581)	(6,792,556)	(96,016,059)
Net transactions in fund shares		4,499,178	$67,309,127	5,821,263	$82,479,532

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,788,379	$659,892,150	39,967,116	$631,308,212
Total increase	+	4,499,178	72,010,678	5,821,263	28,583,938
End of period		50,287,557	$731,902,828	45,788,379	$659,892,150
See financial notes
67Schwab Target Index Funds | Semiannual Report

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$14.77	$16.23	$15.57	$10.68	$12.05	$11.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.30	0.32	0.27	0.32	0.29
Net realized and unrealized gains (losses)	0.04 [2]	(1.49)	0.65	4.86	(1.43)	0.19
Total from investment operations	0.19	(1.19)	0.97	5.13	(1.11)	0.48
Less distributions:
Distributions from net investment income	—	(0.27)	(0.30)	(0.24)	(0.26)	(0.24)
Distributions from net realized gains	—	—	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	—	(0.27)	(0.31)	(0.24)	(0.26)	(0.24)
Net asset value at end of period	$14.96	$14.77	$16.23	$15.57	$10.68	$12.05
Total return	1.29%[4]	(7.21%)	6.11%	48.20%	(9.63%)	4.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03%[6]	0.04%[7]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[5]	0.08%[6]	0.08%[7]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.95%[6]	2.11%	1.92%	1.93%	2.54%	2.43%
Portfolio turnover rate	4%[4]	10%	10%	6%	6%	7%
Net assets, end of period (x 1,000)	$459,635	$410,566	$361,870	$274,502	$135,960	$84,790

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Report68

Schwab Target 2045 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 54.3%
Large-Cap 48.8%
Schwab U.S. Large-Cap ETF	$200,463,709	$24,210,269	($9,356,185 )	($295,321 )	$9,346,328	$224,368,800	4,434,166	$1,656,477
Small-Cap 5.5%
Schwab U.S. Small-Cap ETF	22,362,024	4,038,599	(1,141,415)	(156,959)	(120,356)	24,981,893	603,136	177,387
						249,350,693

International Stocks 27.0%
Developed Markets 21.8%
Schwab International Equity ETF	89,144,689	15,806,621	(2,099,894)	(209,038)	(2,498,379)	100,143,999	2,948,881	1,080,521
Emerging Markets 5.2%
Schwab Emerging Markets Equity ETF	21,431,510	4,504,718	(1,316,092)	(298,533)	(256,349)	24,065,254	1,005,232	122,547
						124,209,253

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	25,323,343	5,761,334	(236,171)	(64,941)	(2,559,006)	28,224,559	1,590,116	480,534

Fixed Income 11.6%
Intermediate-Term Bond 11.1%
Schwab U.S. Aggregate Bond ETF	45,646,104	10,106,545	(1,622,217)	(400,349)	(2,594,763)	51,135,320	1,156,123	797,784
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,972,775	511,272	(148,722)	(11,734)	(28,750)	2,294,841	47,919	42,278
						53,430,161

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	47,182	1,826,172	—	—	192	1,873,546	1,872,985	30,748
Total Affiliated Underlying Funds (Cost $419,789,718)	$406,391,336	$66,765,530	($15,920,696 )	($1,436,875 )	$1,288,917	$457,088,212		$4,388,276
Total Investments in Securities (Cost $419,789,718)						$457,088,212

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
69Schwab Target Index Funds | Semiannual Report

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $419,789,718)		$457,088,212
Cash		3,032,271
Receivables:
Investments sold		1,893,183
Fund shares sold		272,272
Dividends	+	4,691
Total assets		462,290,629

Liabilities
Payables:
Investments bought		2,562,853
Fund shares redeemed		79,930
Investment adviser fees	+	12,961
Total liabilities		2,655,744
Net assets		$459,634,885

Net Assets by Source
Capital received from investors		$425,922,520
Total distributable earnings	+	33,712,365
Net assets		$459,634,885

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$459,634,885		30,731,952		$14.96

See financial notes
Schwab Target Index Funds | Semiannual Report70

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$4,388,276
Interest received from securities - unaffiliated	+	50,715
Total investment income		4,438,991

Expenses
Investment adviser fees		178,147
Total expenses		178,147
Expense reduction	–	111,115
Net expenses	–	67,032
Net investment income		4,371,959

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,436,875)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	1,288,917
Net realized and unrealized losses		(147,958)
Increase in net assets resulting from operations		$4,224,001
See financial notes
71Schwab Target Index Funds | Semiannual Report

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$4,371,959	$7,626,814
Net realized losses		(1,436,875)	(5,562,464)
Net change in unrealized appreciation (depreciation)	+	1,288,917	(26,247,201)
Increase (decrease) in net assets resulting from operations		$4,224,001	($24,182,851 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($7,098,974 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,686,267	$71,704,261	8,058,666	$117,091,678
Shares reinvested		—	—	495,210	6,908,182
Shares redeemed	+	(1,757,687)	(26,859,509)	(3,044,724)	(44,021,515)
Net transactions in fund shares		2,928,580	$44,844,752	5,509,152	$79,978,345

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,803,372	$410,566,132	22,294,220	$361,869,612
Total increase	+	2,928,580	49,068,753	5,509,152	48,696,520
End of period		30,731,952	$459,634,885	27,803,372	$410,566,132
See financial notes
Schwab Target Index Funds | Semiannual Report72

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$14.93	$16.44	$15.73	$10.63	$12.09	$11.85
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.31	0.33	0.27	0.32	0.29
Net realized and unrealized gains (losses)	0.07	(1.55)	0.69	5.08	(1.52)	0.18
Total from investment operations	0.22	(1.24)	1.02	5.35	(1.20)	0.47
Less distributions:
Distributions from net investment income	—	(0.27)	(0.30)	(0.24)	(0.26)	(0.23)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]	—
Total distributions	—	(0.27)	(0.31)	(0.25)	(0.26)	(0.23)
Net asset value at end of period	$15.15	$14.93	$16.44	$15.73	$10.63	$12.09
Total return	1.47%[3]	(7.41%)	6.37%	50.43%	(10.35%)	4.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.89%[5]	2.11%	1.94%	1.93%	2.55%	2.48%
Portfolio turnover rate	3%[3]	9%	8%	6%	3%	0%[7]
Net assets, end of period (x 1,000)	$580,628	$511,144	$449,921	$321,048	$146,944	$88,727

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Less than 0.5%
See financial notes
73Schwab Target Index Funds | Semiannual Report

Schwab Target 2050 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.2%
Large-Cap 50.2%
Schwab U.S. Large-Cap ETF	$256,511,189	$32,563,238	($9,569,035 )	($518,690 )	$12,114,339	$291,101,041	5,752,985	$2,137,882
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	30,732,090	6,175,231	(1,693,744)	(245,972)	(157,616)	34,809,989	840,415	246,992
						325,911,030

International Stocks 28.9%
Developed Markets 22.9%
Schwab International Equity ETF	116,854,189	22,353,569	(2,508,003)	(312,606)	(3,280,283)	133,106,866	3,919,519	1,416,709
Emerging Markets 6.0%
Schwab Emerging Markets Equity ETF	30,483,755	6,785,811	(1,766,244)	(419,924)	(374,875)	34,708,523	1,449,813	174,356
						167,815,389

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	33,008,313	7,758,512	—	—	(3,463,070)	37,303,755	2,101,620	627,149

Fixed Income 7.8%
Intermediate-Term Bond 7.8%
Schwab U.S. Aggregate Bond ETF	40,010,336	9,490,302	(1,401,969)	(348,774)	(2,299,678)	45,450,217	1,027,588	703,338

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	64,561	964,852	—	—	109	1,029,522	1,029,213	17,271
Total Affiliated Underlying Funds (Cost $535,978,919)	$507,664,433	$86,091,515	($16,938,995 )	($1,845,966 )	$2,538,926	$577,509,913		$5,323,697
Total Investments in Securities (Cost $535,978,919)						$577,509,913

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report74

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $535,978,919)		$577,509,913
Cash		3,987,703
Receivables:
Investments sold		2,419,412
Fund shares sold		519,262
Dividends	+	2,578
Total assets		584,438,868

Liabilities
Payables:
Investments bought		3,715,530
Fund shares redeemed		80,106
Investment adviser fees	+	15,335
Total liabilities		3,810,971
Net assets		$580,627,897

Net Assets by Source
Capital received from investors		$542,375,984
Total distributable earnings	+	38,251,913
Net assets		$580,627,897

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$580,627,897		38,337,909		$15.15

See financial notes
75Schwab Target Index Funds | Semiannual Report

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$5,323,697
Interest received from securities - unaffiliated	+	55,300
Total investment income		5,378,997

Expenses
Investment adviser fees		223,475
Total expenses		223,475
Expense reduction	–	142,453
Net expenses	–	81,022
Net investment income		5,297,975

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,845,966)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	2,538,926
Net realized and unrealized gains		692,960
Increase in net assets resulting from operations		$5,990,935
See financial notes
Schwab Target Index Funds | Semiannual Report76

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$5,297,975	$9,352,231
Net realized losses		(1,845,966)	(6,224,374)
Net change in unrealized appreciation (depreciation)	+	2,538,926	(33,415,105)
Increase (decrease) in net assets resulting from operations		$5,990,935	($30,287,248 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($8,721,233 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,283,634	$97,169,520	10,553,406	$154,497,524
Shares reinvested		—	—	608,207	8,569,636
Shares redeemed	+	(2,177,895)	(33,676,093)	(4,294,235)	(62,836,297)
Net transactions in fund shares		4,105,739	$63,493,427	6,867,378	$100,230,863

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,232,170	$511,143,535	27,364,792	$449,921,153
Total increase	+	4,105,739	69,484,362	6,867,378	61,222,382
End of period		38,337,909	$580,627,897	34,232,170	$511,143,535
See financial notes
77Schwab Target Index Funds | Semiannual Report

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$15.09	$16.62	$15.88	$10.60	$12.14	$11.91
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.31	0.33	0.27	0.32	0.31
Net realized and unrealized gains (losses)	0.09	(1.57)	0.73	5.25	(1.60)	0.15
Total from investment operations	0.23	(1.26)	1.06	5.52	(1.28)	0.46
Less distributions:
Distributions from net investment income	—	(0.27)	(0.31)	(0.24)	(0.26)	(0.23)
Distributions from net realized gains	—	—	(0.01)	(0.00)[2]	(0.00)[2]	—
Total distributions	—	(0.27)	(0.32)	(0.24)	(0.26)	(0.23)
Net asset value at end of period	$15.32	$15.09	$16.62	$15.88	$10.60	$12.14
Total return	1.52%[3]	(7.47%)	6.51%	52.24%	(10.96%)	4.15%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.85%[5]	2.11%	1.94%	1.92%	2.57%	2.60%
Portfolio turnover rate	3%[3]	8%	7%	6%	3%	6%
Net assets, end of period (x 1,000)	$386,000	$335,615	$278,992	$189,841	$84,957	$50,403

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Report78

Schwab Target 2055 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.1%
Large-Cap 50.8%
Schwab U.S. Large-Cap ETF	$170,893,725	$24,205,610	($6,602,237 )	($346,032 )	$8,000,897	$196,151,963	3,876,521	$1,435,834
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	21,289,832	4,346,791	(941,137)	(143,077)	(162,408)	24,390,001	588,846	171,926
						220,541,964

International Stocks 30.0%
Developed Markets 23.6%
Schwab International Equity ETF	78,963,183	16,139,556	(1,628,993)	(187,458)	(2,317,534)	90,968,754	2,678,703	962,075
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	21,563,624	5,393,246	(1,594,683)	(382,273)	(183,197)	24,796,717	1,035,786	123,627
						115,765,471

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	22,231,521	5,536,008	—	—	(2,357,516)	25,410,013	1,431,550	425,224

Fixed Income 5.7%
Intermediate-Term Bond 5.7%
Schwab U.S. Aggregate Bond ETF	19,030,496	4,644,387	(557,419)	(135,247)	(1,128,705)	21,853,512	494,088	335,889

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	68,422	1,791	—	—	14	70,227	70,206	1,799
Total Affiliated Underlying Funds (Cost $358,598,385)	$334,040,803	$60,267,389	($11,324,469 )	($1,194,087 )	$1,851,551	$383,641,187		$3,456,374
Total Investments in Securities (Cost $358,598,385)						$383,641,187

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
79Schwab Target Index Funds | Semiannual Report

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $358,598,385)		$383,641,187
Cash		3,067,975
Receivables:
Investments sold		1,276,114
Fund shares sold		761,922
Dividends	+	176
Total assets		388,747,374

Liabilities
Payables:
Investments bought		2,552,243
Fund shares redeemed		186,599
Investment adviser fees	+	8,924
Total liabilities		2,747,766
Net assets		$385,999,608

Net Assets by Source
Capital received from investors		$362,983,883
Total distributable earnings	+	23,015,725
Net assets		$385,999,608

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$385,999,608		25,203,580		$15.32

See financial notes
Schwab Target Index Funds | Semiannual Report80

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$3,456,374
Interest received from securities - unaffiliated	+	31,681
Total investment income		3,488,055

Expenses
Investment adviser fees		147,507
Total expenses		147,507
Expense reduction	–	96,814
Net expenses	–	50,693
Net investment income		3,437,362

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,194,087)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	1,851,551
Net realized and unrealized gains		657,464
Increase in net assets resulting from operations		$4,094,826
See financial notes
81Schwab Target Index Funds | Semiannual Report

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$3,437,362	$6,004,970
Net realized losses		(1,194,087)	(3,773,557)
Net change in unrealized appreciation (depreciation)	+	1,851,551	(20,594,599)
Increase (decrease) in net assets resulting from operations		$4,094,826	($18,363,186 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($5,564,651 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,322,738	$67,643,889	7,374,138	$109,006,129
Shares reinvested		—	—	378,477	5,385,728
Shares redeemed	+	(1,365,674)	(21,353,781)	(2,292,071)	(33,841,112)
Net transactions in fund shares		2,957,064	$46,290,108	5,460,544	$80,550,745

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,246,516	$335,614,674	16,785,972	$278,991,766
Total increase	+	2,957,064	50,384,934	5,460,544	56,622,908
End of period		25,203,580	$385,999,608	22,246,516	$335,614,674
See financial notes
Schwab Target Index Funds | Semiannual Report82

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$15.17	$16.73	$15.95	$10.55	$12.16	$11.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.31	0.33	0.27	0.32	0.30
Net realized and unrealized gains (losses)	0.10	(1.59)	0.77	5.38	(1.66)	0.17
Total from investment operations	0.24	(1.28)	1.10	5.65	(1.34)	0.47
Less distributions:
Distributions from net investment income	—	(0.28)	(0.31)	(0.24)	(0.27)	(0.23)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total distributions	—	(0.28)	(0.32)	(0.25)	(0.27)	(0.23)
Net asset value at end of period	$15.41	$15.17	$16.73	$15.95	$10.55	$12.16
Total return	1.58%[3]	(7.56%)	6.74%	53.70%	(11.50%)	4.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%[5]	0.04%[6]	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.82%[5]	2.10%	1.95%	1.92%	2.54%	2.50%
Portfolio turnover rate	5%[3]	8%	6%	7%	4%	2%
Net assets, end of period (x 1,000)	$447,598	$400,706	$345,015	$226,973	$100,674	$58,895

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022, March 31, 2021, March 31, 2020 and March 31, 2019 (see financial note 4 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
83Schwab Target Index Funds | Semiannual Report

Schwab Target 2060 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.1%
Large-Cap 51.5%
Schwab U.S. Large-Cap ETF	$206,281,943	$26,392,432	($11,999,309 )	($516,234 )	$10,094,849	$230,253,681	4,550,468	$1,700,643
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	26,553,011	5,230,363	(1,912,047)	(273,672)	(15,864)	29,581,791	714,191	211,564
						259,835,472

International Stocks 31.0%
Developed Markets 24.2%
Schwab International Equity ETF	96,502,384	18,805,820	(4,314,364)	(465,183)	(2,412,141)	108,116,516	3,183,643	1,165,990
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	27,309,223	6,120,375	(2,151,175)	(499,725)	(195,922)	30,582,776	1,277,476	155,884
						138,699,292

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	27,090,648	6,289,315	(491,180)	(103,944)	(2,672,656)	30,112,183	1,696,461	511,268

Fixed Income 3.7%
Intermediate-Term Bond 3.7%
Schwab U.S. Aggregate Bond ETF	14,784,672	3,264,744	(558,873)	(134,350)	(839,296)	16,516,897	373,432	259,085
Total Affiliated Underlying Funds (Cost $414,525,444)	$398,521,881	$66,103,049	($21,426,948 )	($1,993,108 )	$3,958,970	$445,163,844		$4,004,434
Total Investments in Securities (Cost $414,525,444)						$445,163,844

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Report84

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $414,525,444)		$445,163,844
Cash		3,070,048
Receivables:
Investments sold		1,495,596
Fund shares sold	+	432,284
Total assets		450,161,772

Liabilities
Payables:
Investments bought		2,471,939
Fund shares redeemed		79,908
Investment adviser fees	+	12,008
Total liabilities		2,563,855
Net assets		$447,597,917

Net Assets by Source
Capital received from investors		$420,910,159
Total distributable earnings	+	26,687,758
Net assets		$447,597,917

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$447,597,917		29,043,886		$15.41

See financial notes
85Schwab Target Index Funds | Semiannual Report

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$4,004,434
Interest received from securities - unaffiliated	+	37,118
Total investment income		4,041,552

Expenses
Investment adviser fees		174,305
Total expenses		174,305
Expense reduction	–	114,430
Net expenses	–	59,875
Net investment income		3,981,677

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,993,108)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	3,958,970
Net realized and unrealized gains		1,965,862
Increase in net assets resulting from operations		$5,947,539
See financial notes
Schwab Target Index Funds | Semiannual Report86

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$3,981,677	$7,228,448
Net realized losses		(1,993,108)	(4,884,251)
Net change in unrealized appreciation (depreciation)	+	3,958,970	(26,073,938)
Increase (decrease) in net assets resulting from operations		$5,947,539	($23,729,741 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($6,727,461 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,190,749	$81,659,038	9,052,104	$134,455,017
Shares reinvested		—	—	458,159	6,551,670
Shares redeemed	+	(2,565,549)	(40,714,496)	(3,712,742)	(54,858,819)
Net transactions in fund shares		2,625,200	$40,944,542	5,797,521	$86,147,868

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,418,686	$400,705,836	20,621,165	$345,015,170
Total increase	+	2,625,200	46,892,081	5,797,521	55,690,666
End of period		29,043,886	$447,597,917	26,418,686	$400,705,836
See financial notes
87Schwab Target Index Funds | Semiannual Report

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	2/26/21[1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$9.77	$10.76	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.20	0.25	0.02
Net realized and unrealized gains (losses)	0.07 [3]	(1.03)	0.44 [3]	0.19
Total from investment operations	0.16	(0.83)	0.69	0.21
Less distributions:
Distributions from net investment income	—	(0.16)	(0.14)	—
Net asset value at end of period	$9.93	$9.77	$10.76	$10.21
Total return	1.64%[4]	(7.58%)	6.69%	2.10%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.02%[6]	0.03%[7]	0.03%	0.04%[6]
Gross operating expenses[5]	0.08%[6]	0.08%[7]	0.08%	0.08%[6]
Net investment income (loss)	1.84%[6]	2.13%	2.30%	2.46%[6]
Portfolio turnover rate	5%[4]	19%	19%	0%[4,8]
Net assets, end of period (x 1,000)	$64,339	$48,311	$29,071	$1,820

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06% (annualized), 0.05%, 0.05% and 0.04% (annualized), respectively, for the periods ended September 30, 2023, March 31, 2023, March 31, 2022 and March 31, 2021 (see financial note 4 for additional information).

[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
See financial notes
Schwab Target Index Funds | Semiannual Report88

Schwab Target 2065 Index Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	VALUE AT 3/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.5%
Large-Cap 51.7%
Schwab U.S. Large-Cap ETF	$25,053,193	$8,718,598	($1,512,354 )	($124,098 )	$1,168,417	$33,303,756	658,177	$233,672
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	3,287,606	1,363,938	(217,429)	(42,030)	(30,393)	4,361,692	105,304	29,556
						37,665,448

International Stocks 31.6%
Developed Markets 24.5%
Schwab International Equity ETF	11,808,719	4,933,587	(507,714)	(68,978)	(409,668)	15,755,946	463,956	153,389
Emerging Markets 7.1%
Schwab Emerging Markets Equity ETF	3,415,072	1,605,246	(351,093)	(94,870)	(19,770)	4,554,585	190,250	20,927
						20,310,531

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	3,309,169	1,559,827	(85,891)	(18,130)	(384,524)	4,380,451	246,786	70,123

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	1,189,731	548,783	(46,345)	(9,777)	(79,010)	1,603,382	36,251	22,748
Total Affiliated Underlying Funds (Cost $65,197,964)	$48,063,490	$18,729,979	($2,720,826 )	($357,883 )	$245,052	$63,959,812		$530,415
Total Investments in Securities (Cost $65,197,964)						$63,959,812

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
See financial notes
89Schwab Target Index Funds | Semiannual Report

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $65,197,964)		$63,959,812
Cash		235,192
Receivables:
Investments sold		281,893
Fund shares sold		109,490
Due from investment adviser	+	197
Total assets		64,586,584

Liabilities
Payables:
Investments bought		238,905
Fund shares redeemed	+	8,676
Total liabilities		247,581
Net assets		$64,339,003

Net Assets by Source
Capital received from investors		$66,772,629
Total distributable loss	+	(2,433,626)
Net assets		$64,339,003

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$64,339,003		6,477,582		$9.93

See financial notes
Schwab Target Index Funds | Semiannual Report90

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - affiliated		$530,415
Interest received from securities - unaffiliated	+	5,647
Total investment income		536,062

Expenses
Investment adviser fees		22,985
Total expenses		22,985
Expense reduction	–	18,220
Net expenses	–	4,765
Net investment income		531,297

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(357,883)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	245,052
Net realized and unrealized losses		(112,831)
Increase in net assets resulting from operations		$418,466
See financial notes
91Schwab Target Index Funds | Semiannual Report

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income		$531,297	$761,448
Net realized losses		(357,883)	(1,320,510)
Net change in unrealized appreciation (depreciation)	+	245,052	(1,090,615)
Increase (decrease) in net assets resulting from operations		$418,466	($1,649,677 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($683,278 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,061,333	$20,934,530	3,228,980	$30,903,737
Shares reinvested		—	—	71,550	658,971
Shares redeemed	+	(528,186)	(5,324,906)	(1,056,735)	(9,989,477)
Net transactions in fund shares		1,533,147	$15,609,624	2,243,795	$21,573,231

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,944,435	$48,310,913	2,700,640	$29,070,637
Total increase	+	1,533,147	16,028,090	2,243,795	19,240,276
End of period		6,477,582	$64,339,003	4,944,435	$48,310,913
See financial notes
Schwab Target Index Funds | Semiannual Report92

Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab Target Index Funds is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
93Schwab Target Index Funds | Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value.  The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used  due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
Schwab Target Index Funds | Semiannual Report94

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses, are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser (see financial note 4 for additional information).
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer
95Schwab Target Index Funds | Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
• Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
• Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
• Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
• Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
• Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
• Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
• Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
• Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
• Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
• Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
• Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
• Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
• Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties.  Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds.  As of September 30, 2023, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	0.1%	0.2%	0.2%	0.4%	0.3%	0.4%	0.3%	0.4%	0.1%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.2%	0.4%	0.3%	0.5%	0.3%	0.4%	0.3%	0.4%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.0%*	0.0%*	0.0%*	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.4%	2.7%	3.8%	2.0%	1.8%	0.7%	0.7%	0.3%	0.2%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.5%	1.0%	0.8%	1.0%	0.7%	0.9%	0.6%	0.7%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.3%	0.7%	0.6%	0.8%	0.5%	0.7%	0.5%	0.6%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.3%	0.2%	0.3%	0.2%	0.2%	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.1%	— %	— %	— %	— %	— %	— %	— %
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.2%	0.2%	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended September 30, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$272,203	$1,821,303	$4,938
Schwab Target 2015 Index Fund	201,407	3,074,044	138,183
Schwab Target 2020 Index Fund	407,107	7,617,426	(91,832)
Schwab Target 2025 Index Fund	3,328,060	7,037,434	(133,429)
Schwab Target 2030 Index Fund	3,363,808	3,984,790	(138,946)
Schwab Target 2035 Index Fund	2,929,330	422,103	(24,028)
Schwab Target 2040 Index Fund	4,825,856	737,859	(18,824)
Schwab Target 2045 Index Fund	3,366,054	1,561,011	(128,531)
Schwab Target 2050 Index Fund	8,039,141	236,627	(15,844)
Schwab Target 2055 Index Fund	5,587,933	494,328	(10,409)
Schwab Target 2060 Index Fund	5,783,864	2,625,862	(212,608)
Schwab Target 2065 Index Fund	2,284,151	980,891	(122,890)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested trustees or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$5,546,775	$5,831,582
Schwab Target 2015 Index Fund	7,224,557	7,009,057
Schwab Target 2020 Index Fund	19,926,364	22,648,593
Schwab Target 2025 Index Fund	50,553,044	31,178,368
Schwab Target 2030 Index Fund	92,622,473	33,631,190
Schwab Target 2035 Index Fund	89,161,869	19,754,914
Schwab Target 2040 Index Fund	101,975,350	24,876,038
Schwab Target 2045 Index Fund	66,765,530	15,920,696
Schwab Target 2050 Index Fund	86,091,515	16,938,995
Schwab Target 2055 Index Fund	60,267,389	11,324,469
Schwab Target 2060 Index Fund	66,103,049	21,426,948
Schwab Target 2065 Index Fund	18,729,979	2,720,826
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of September 30, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$41,835,889	$3,518,757	($3,031,355 )	$487,402
Schwab Target 2015 Index Fund	54,126,888	5,071,288	(3,314,017)	1,757,271
Schwab Target 2020 Index Fund	234,086,692	23,011,467	(17,627,196)	5,384,271
Schwab Target 2025 Index Fund	470,418,291	47,185,946	(33,699,648)	13,486,298
Schwab Target 2030 Index Fund	816,397,781	78,554,625	(48,292,961)	30,261,664
Schwab Target 2035 Index Fund	556,491,103	50,467,243	(24,636,786)	25,830,457
Schwab Target 2040 Index Fund	685,668,717	67,917,487	(25,613,535)	42,303,952
Schwab Target 2045 Index Fund	426,941,761	42,456,053	(12,309,602)	30,146,451
Schwab Target 2050 Index Fund	544,449,384	47,121,811	(14,061,282)	33,060,529
Schwab Target 2055 Index Fund	364,427,302	27,568,948	(8,355,063)	19,213,885
Schwab Target 2060 Index Fund	422,655,313	31,238,908	(8,730,377)	22,508,531
Schwab Target 2065 Index Fund	67,037,229	0	(3,077,417)	(3,077,417)

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes.  As of March 31, 2023, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$505,437
Schwab Target 2015 Index Fund	609,539
Schwab Target 2020 Index Fund	2,370,376
Schwab Target 2025 Index Fund	4,111,557
Schwab Target 2030 Index Fund	7,176,349
Schwab Target 2035 Index Fund	2,990,336
Schwab Target 2040 Index Fund	5,322,535
Schwab Target 2045 Index Fund	1,846,611
Schwab Target 2050 Index Fund	1,486,566
Schwab Target 2055 Index Fund	539,405
Schwab Target 2060 Index Fund	779,977
Schwab Target 2065 Index Fund	13,573
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2023.  The tax basis components of distributions paid during the fiscal year ended March 31, 2023 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,027,269	$102,167
Schwab Target 2015 Index Fund	1,372,764	126,009
Schwab Target 2020 Index Fund	5,290,898	729,579
Schwab Target 2025 Index Fund	10,489,514	—
Schwab Target 2030 Index Fund	15,856,833	—
Schwab Target 2035 Index Fund	9,490,510	—
Schwab Target 2040 Index Fund	12,175,890	—
Schwab Target 2045 Index Fund	7,098,974	—
Schwab Target 2050 Index Fund	8,721,233	—
Schwab Target 2055 Index Fund	5,564,651	—
Schwab Target 2060 Index Fund	6,727,461	—
Schwab Target 2065 Index Fund	683,278	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended March 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities
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valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of each Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to keep each Fund’s expense cap for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Funds invest are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services
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provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from high fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization See “market cap.”
capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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FTSE Emerging Index (Net)  An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
stock A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 24.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 7.9% FTSE Developed ex US Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 6.8% Bloomberg US Treasury 1-3 Year Index, 45.7% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 26.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.0% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 43.2% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 28.2% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.9% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.0% Bloomberg US Treasury 1-3 Year Index, 41.5% Bloomberg US Aggregate Bond Index, 5.7% Bloomberg US Treasury Inflation-Linked
Bond Index (Series-L), and 3.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 31.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.2% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.9% FTSE Developed ex US Index (Net), 1.1% FTSE Emerging Index (Net), 3.5% Dow Jones Equity All REIT Capped Index, 4.3% Bloomberg US Treasury 1-3 Year Index, 38.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 38.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 15.3% FTSE Developed ex US Index (Net), 2.3% FTSE Emerging Index (Net), 4.4% Dow Jones Equity All REIT Capped Index, 2.0% Bloomberg US Treasury 1-3 Year Index, 30.7% Bloomberg US Aggregate Bond Index, 1.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 43.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.9% FTSE Developed ex US Index (Net), 3.3% FTSE Emerging Index (Net), 5.1% Dow Jones Equity All REIT Capped Index, 0.9% Bloomberg US Treasury 1-3 Year Index, 24.0% Bloomberg US Aggregate Bond Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 46.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.0% FTSE Developed ex US Index (Net), 4.3% FTSE Emerging Index (Net), 5.7% Dow Jones Equity
111Schwab Target Index Funds | Semiannual Report

Schwab Target Index Funds
All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 17.2% Bloomberg US Aggregate Bond Index, and 1.4% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 48.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 21.8% FTSE Developed ex US Index (Net), 5.2% FTSE Emerging Index (Net), 6.1% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 11.2% Bloomberg US Aggregate Bond Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 50.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.0% FTSE Developed ex US Index (Net), 6.0% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 7.8% Bloomberg US Aggregate Bond Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 50.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.3% Dow Jones
U.S. Small-Cap Total Stock Market Index, 23.6% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.6% Dow Jones Equity All REIT Capped Index, 5.7% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2023, the composite is derived using the following portion allocations: 51.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.2% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 3.7% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
Target 2065 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2023, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2023. Percentages listed may not total to 100% due to rounding.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Target Index Funds | Semiannual Report112

Schwab Target Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
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Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR93877-07
00291009

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	November 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	November 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	November 16, 2023